Concentrations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Concentrations [Line Items]
Cash deposit at financial institutions outside (in Dollars)	$ 1,363,617
Cash deposit at financial institutions (in Dollars)	5,561,070	4,785,389
Hong Kong [Member]
Concentrations [Line Items]
Cash deposit at financial institutions (in Dollars)	$ 108
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentrations [Line Items]
Concentration risk, percentage	69.80%	73.00%	78.20%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentrations [Line Items]
Concentration risk, percentage	53.10%	72.40%
Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentrations [Line Items]
Concentration risk, percentage	78.20%	80.50%	83.20%
Customer [Member] | Subsidiaries [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentrations [Line Items]
Concentration risk, percentage	8.40%	7.50%	5.00%
No Supplier [Member] | Purchase Benchmark [Member] | Supplier Concentration Risk [Member]
Concentrations [Line Items]
Concentration risk, percentage	10.00%
Supplier One [Member] | Purchase Benchmark [Member] | Supplier Concentration Risk [Member]
Concentrations [Line Items]
Concentration risk, percentage		10.00%	15.70%
Supplier One [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentrations [Line Items]
Concentration risk, percentage	10.50%	10.70%